Fair value of financial instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value of financial instruments

NOTE 12 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts of many of Navios Partners' financial instruments, including accounts receivable and accounts payable approximate their fair value due primarily to the short-term maturity of the related instruments.

Fair value of financial instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Restricted cash: The carrying amounts reported in the Consolidated Balance Sheets for interest bearing deposits approximate their fair value because of the short maturity of these deposits.

Other investments: The carrying amounts reported in the Consolidated Balance Sheets for interest bearing deposits approximate their fair value.

Amounts due from related parties, long-term: The carrying amount of due from related parties long-term reported in the Consolidated Balance Sheets approximates its fair value.

Amounts due to related parties, short-term: The carrying amount of due to related parties, short-term reported in the Consolidated Balance Sheets approximates its fair value due to the short-term nature of these payables.

Credit facilities and financial liabilities, including current portion, net: The book value has been adjusted to reflect the net presentation of deferred finance costs. The outstanding balance of the floating rate credit facilities and financial liabilities continues to approximate its fair value, excluding the effect of any deferred finance costs.

The estimated fair values of the Navios Partners’ financial instruments are as follows:

	December 31, 2023		December 31, 2022
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$240,378	$240,378	$157,814	$157,814
Restricted cash	$8,797	$8,797	$17,284	$17,284
Other investments	$47,000	$47,000	$—	$—
Amounts due from related parties, long-term	$39,570	$39,570	$41,403	$41,403
Amounts due to related parties, short-term	$(32,026)	$(32,026)	$(104,751)	$(104,751)
Credit facilities and financial liabilities, including current portion, net	$(1,393,049)	$(1,410,563)	$(1,556,440)	$(1,569,972)

Fair Value Measurements

The estimated fair value of the Company’s financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that the Company has the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable. The Company did not use any Level III inputs as of December 31, 2022.

	Fair Value Measurements as at December 31, 2023
	Total	Level I	Level II	Level III
Cash and cash equivalents	$240,378	$240,378	$—	$—
Restricted cash	$8,797	$8,797	$—	$—
Other investments	$47,000	$47,000	$—	$—
Amounts due from related parties, long-term	$39,570	$—	$39,570	$—
Amounts due to related parties, short-term	$(32,026)	$—	$(32,026)	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,410,563)	$—	$(1,410,563)	$—

	Fair Value Measurements as at December 31, 2022
	Total	Level I	Level II	Level III
Cash and cash equivalents	$157,814	$157,814	$—	$—
Restricted cash	$17,284	$17,284	$—	$—
Amounts due from related parties, long-term	$41,403	$—	$41,403	$—
Amounts due to related parties, short-term	$(104,751)	$—	$(104,751)	$—
Credit facilities and financial liabilities, including current portion, net (1)	$(1,569,972)	$—	$(1,569,972)	$—

(1)  The fair value of the Company’s credit facilities and financial liabilities is estimated based on currently available credit facilities, financial liabilities, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.

The estimated fair value of the Company’s right-of-use asset measured at fair value on a non-recurring basis (See Note 20 - Leases), is based on what a market participant would pay for the right-of-use asset for its highest and best use calculated using discounted cash flow, which comprises various assumptions, including the Company’s discount factor of 11.0% and is categorized based upon the fair value hierarchy as follows:

	Fair Value Measurements as at December 31, 2023
	Total	Level I	Level II	Level III
Operating leases	$3,595	$—	$—	$3,595

The estimated fair value of the Company’s vessels measured at fair value on a non-recurring basis, is based on the concluded sales price and is categorized based upon the fair value hierarchy as follows:

	Fair Value Measurements as at December 31, 2022
	Total	Level I	Level II	Level III
Vessels, net	$57,402	$—	$57,402	$—